Expenses by Nature	6 Months Ended
Mar. 31, 2026
Expenses by Nature
Expenses by Nature
3.	Expenses by Nature

	Period ended	Period ended
	31 March	31 March
	2026	2025
		As restated
	$’000	$’000
Employee benefit expense and other staff costs	11,338	9,822
Legal and professional	2,701	1,729
Foreign exchange	2,957	4,542
Property costs	419	203
Share based compensation	12,764	872
Depreciation	409	126
Amortisation	256	314
Other expenses	3,079	2,606
Total administrative expenses	33,923	20,214